Income taxes - Summary tax losses carried forward (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Unutilized tax losses	$ 6,324	$ 4,933
Top of range [member]
Operating Loss Carryforwards [Line Items]
Unutilized tax losses	6,324
Bottom of range [member]
Operating Loss Carryforwards [Line Items]
Unutilized tax losses	$ 4,145